Other assets (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Other Assets

	December 31, 2017 $	December 31, 2016 $

Restricted credit card deposits	43	38
Prepaid loan costs (note 14(a))	1,272	1,772
Restricted cash	9,743	-
Environmental guarantee deposits	2,831	-
Prepaid forestry fees	3,628	-
Long-term value added and other taxes recoverable	5,385	46,487
	22,902	48,297